Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BLACKROCK GLOBAL ALLOCATION FUND, INC.
Prospectus Date	rr_ProspectusDate	Feb. 28, 2017
Supplement [Text Block]	brgafi1_SupplementTextBlock

BlackRock Global Allocation Fund, Inc.

(the “Fund”)

Investor, Institutional and Class R Shares

Supplement dated June 9, 2017 to the Prospectus dated February 28, 2017, as amended and supplemented to date

Effective as of June 12, 2017, BlackRock Advisors, LLC (“BlackRock”) has agreed to convert the Fund’s voluntary management fee waiver into a contractual management fee waiver. This conversion will not change the current total net expenses of the Fund. Accordingly, effective June 12, 2017, the Fund’s Prospectus is amended as follows:

The section of the Fund’s Prospectus entitled “Fund Overview — Key Facts About BlackRock Global Allocation Fund, Inc. — Fees and Expenses of the Fund” is deleted in its entirety and replaced with the following:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the fund complex advised by BlackRock Advisors, LLC (“BlackRock”) or its affiliates. More information about these and other discounts is available from your financial professional or your selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock, The PNC Financial Services Group, Inc. (“PNC”) and their respective affiliates) (each a “Financial Intermediary”) and in the “Details About the Share Classes” section on page 32 and the “Intermediary-Defined Sales Charge Waiver Policies” section of the Fund’s prospectus and in the “Purchase of Shares” section on page II-73 of Part II of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)	Investor A Shares		Investor B Shares		Investor C Shares		Institutional Shares	Class R Shares
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	5.25%		None		None		None	None
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	None	[1]	4.50%	[2]	1.00%	[3]	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)		Investor A Shares		Investor B Shares		Investor C Shares		Institutional Shares		Class R Shares
Management Fee[4,5]		0.75%		0.75%		0.75%		0.75%		0.75%
Distribution and/or Service (12b-1) Fees		0.25%		1.00%		1.00%		None		0.50%
Other Expenses[6]		0.15%		0.23%		0.14%		0.13%		0.22%
Dividend Expense/Stock Loan Fees	0.01%		0.01%		0.01%		0.01%		0.01%
Other Expenses of the Fund	0.14%		0.22%		0.13%		0.12%		0.21%
Other Expenses of the Subsidiary[6]	—		—		—		—		—
Acquired Fund Fees and Expenses[7]		0.01%		0.01%		0.01%		0.01%		0.01%
Total Annual Fund Operating Expenses[7]		1.16%		1.99%		1.90%		0.89%		1.48%
Fee Waivers and/or Expense Reimbursements[4,5]		(0.08)%		(0.08)%		(0.08)%		(0.08)%		(0.08)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[4,5]		1.08%		1.91%		1.82%		0.81%		1.40%
[1]
A contingent deferred sales charge (“CDSC”) of 1.00% is assessed on certain redemptions of Investor A Shares made within 18 months after purchase where no initial sales charge was paid at time of purchase as part of an investment of $1,000,000 or more.

[2]
The CDSC is 4.50% if shares are redeemed in less than one year. The CDSC for Investor B Shares decreases for redemptions made in subsequent years. After six years there is no CDSC on Investor B Shares. (See the section “Details About the Share Classes — Investor B Shares” in the Fund’s prospectus for the complete schedule of CDSCs.)

[3]	There is no CDSC on Investor C Shares after one year.

[4]
As described in the “Management of the Fund” section of the Fund’s prospectus beginning on page 47, BlackRock has contractually agreed to waive a portion of its management fee payable by the Fund so that such fee is reduced for average daily net assets at various asset levels through February 28, 2019. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested directors of the Fund or by a vote of a majority of the outstanding voting securities of the Fund.

[5]
As described in the “Management of the Fund” section of the Fund’s prospectus beginning on page 47, BlackRock has contractually agreed to waive the management fee with respect to any portion of the Fund’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by BlackRock or its affiliates that have a contractual management fee, through February 28, 2019. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested directors of the Fund or by a vote of a majority of the outstanding voting securities of the Fund.

[6]	Other Expenses include expenses of the BlackRock Cayman Global Allocation Fund I, Ltd. (the “Subsidiary”) which were less than 0.01% for the Fund’s last fiscal year.

[7]
The Total Annual Fund Operating Expenses do not correlate to the ratios of expenses to average net assets given in the Fund’s most recent annual report which do not include Acquired Fund Fees and Expenses.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Investor A Shares	$629	$867	$1,122	$1,853

Investor B Shares	$644	$967	$1,265	$2,096

Investor C Shares	$285	$589	$1,019	$2,216

Institutional Shares	$83	$276	$485	$1,089

Class R Shares	$143	$460	$800	$1,762

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years

Investor B Shares	$194	$617	$1,065	$2,096

Investor C Shares	$185	$589	$1,019	$2,216

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 131% of the average value of its portfolio.

BLACKROCK GLOBAL ALLOCATION FUND, INC.
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	brgafi1_SupplementTextBlock

BlackRock Global Allocation Fund, Inc.

(the “Fund”)

Investor, Institutional and Class R Shares

Supplement dated June 9, 2017 to the Prospectus dated February 28, 2017, as amended and supplemented to date

Effective as of June 12, 2017, BlackRock Advisors, LLC (“BlackRock”) has agreed to convert the Fund’s voluntary management fee waiver into a contractual management fee waiver. This conversion will not change the current total net expenses of the Fund. Accordingly, effective June 12, 2017, the Fund’s Prospectus is amended as follows:

The section of the Fund’s Prospectus entitled “Fund Overview — Key Facts About BlackRock Global Allocation Fund, Inc. — Fees and Expenses of the Fund” is deleted in its entirety and replaced with the following:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the fund complex advised by BlackRock Advisors, LLC (“BlackRock”) or its affiliates. More information about these and other discounts is available from your financial professional or your selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock, The PNC Financial Services Group, Inc. (“PNC”) and their respective affiliates) (each a “Financial Intermediary”) and in the “Details About the Share Classes” section on page 32 and the “Intermediary-Defined Sales Charge Waiver Policies” section of the Fund’s prospectus and in the “Purchase of Shares” section on page II-73 of Part II of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)	Investor A Shares		Investor B Shares		Investor C Shares		Institutional Shares	Class R Shares
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	5.25%		None		None		None	None
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	None	[1]	4.50%	[2]	1.00%	[3]	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)		Investor A Shares		Investor B Shares		Investor C Shares		Institutional Shares		Class R Shares
Management Fee[4,5]		0.75%		0.75%		0.75%		0.75%		0.75%
Distribution and/or Service (12b-1) Fees		0.25%		1.00%		1.00%		None		0.50%
Other Expenses[6]		0.15%		0.23%		0.14%		0.13%		0.22%
Dividend Expense/Stock Loan Fees	0.01%		0.01%		0.01%		0.01%		0.01%
Other Expenses of the Fund	0.14%		0.22%		0.13%		0.12%		0.21%
Other Expenses of the Subsidiary[6]	—		—		—		—		—
Acquired Fund Fees and Expenses[7]		0.01%		0.01%		0.01%		0.01%		0.01%
Total Annual Fund Operating Expenses[7]		1.16%		1.99%		1.90%		0.89%		1.48%
Fee Waivers and/or Expense Reimbursements[4,5]		(0.08)%		(0.08)%		(0.08)%		(0.08)%		(0.08)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[4,5]		1.08%		1.91%		1.82%		0.81%		1.40%
[1]
A contingent deferred sales charge (“CDSC”) of 1.00% is assessed on certain redemptions of Investor A Shares made within 18 months after purchase where no initial sales charge was paid at time of purchase as part of an investment of $1,000,000 or more.

[2]
The CDSC is 4.50% if shares are redeemed in less than one year. The CDSC for Investor B Shares decreases for redemptions made in subsequent years. After six years there is no CDSC on Investor B Shares. (See the section “Details About the Share Classes — Investor B Shares” in the Fund’s prospectus for the complete schedule of CDSCs.)

[3]	There is no CDSC on Investor C Shares after one year.

[4]
As described in the “Management of the Fund” section of the Fund’s prospectus beginning on page 47, BlackRock has contractually agreed to waive a portion of its management fee payable by the Fund so that such fee is reduced for average daily net assets at various asset levels through February 28, 2019. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested directors of the Fund or by a vote of a majority of the outstanding voting securities of the Fund.

[5]
As described in the “Management of the Fund” section of the Fund’s prospectus beginning on page 47, BlackRock has contractually agreed to waive the management fee with respect to any portion of the Fund’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by BlackRock or its affiliates that have a contractual management fee, through February 28, 2019. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested directors of the Fund or by a vote of a majority of the outstanding voting securities of the Fund.

[6]	Other Expenses include expenses of the BlackRock Cayman Global Allocation Fund I, Ltd. (the “Subsidiary”) which were less than 0.01% for the Fund’s last fiscal year.

[7]
The Total Annual Fund Operating Expenses do not correlate to the ratios of expenses to average net assets given in the Fund’s most recent annual report which do not include Acquired Fund Fees and Expenses.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Investor A Shares	$629	$867	$1,122	$1,853

Investor B Shares	$644	$967	$1,265	$2,096

Investor C Shares	$285	$589	$1,019	$2,216

Institutional Shares	$83	$276	$485	$1,089

Class R Shares	$143	$460	$800	$1,762

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years

Investor B Shares	$194	$617	$1,065	$2,096

Investor C Shares	$185	$589	$1,019	$2,216

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 131% of the average value of its portfolio.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the fund complex advised by BlackRock Advisors, LLC (“BlackRock”) or its affiliates. More information about these and other discounts is available from your financial professional or your selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock, The PNC Financial Services Group, Inc. (“PNC”) and their respective affiliates) (each a “Financial Intermediary”) and in the “Details About the Share Classes” section on page 32 and the “Intermediary-Defined Sales Charge Waiver Policies” section of the Fund’s prospectus and in the “Purchase of Shares” section on page II-73 of Part II of the Fund's Statement of Additional Information.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2019
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 131% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	131.00%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A contingent deferred sales charge (“CDSC”) of 1.00% is assessed on certain redemptions of Investor A Shares made within 18 months after purchase where no initial sales charge was paid at time of purchase as part of an investment of $1,000,000 or more.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the fund complex advised by BlackRock Advisors, LLC (“BlackRock”) or its affiliates.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 25,000
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses do not correlate to the ratios of expenses to average net assets given in the Fund’s most recent annual report which do not include Acquired Fund Fees and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
BLACKROCK GLOBAL ALLOCATION FUND, INC. | Investor A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.25%
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management Fee	rr_ManagementFeesOverAssets	0.75%	[2],[3]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Dividend Expense/Stock Loan Fees	rr_Component1OtherExpensesOverAssets	0.01%
Other Expenses of the Fund	rr_Component2OtherExpensesOverAssets	0.14%
Other Expenses of the Subsidiary	rr_Component3OtherExpensesOverAssets		[4]
Other Expenses	rr_OtherExpensesOverAssets	0.15%	[4]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[5]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.16%	[5]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)	[2],[3]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.08%	[2],[3]
1 Year	rr_ExpenseExampleYear01	$ 629
3 Years	rr_ExpenseExampleYear03	867
5 Years	rr_ExpenseExampleYear05	1,122
10 Years	rr_ExpenseExampleYear10	$ 1,853
BLACKROCK GLOBAL ALLOCATION FUND, INC. | Investor B Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	4.50%	[6]
Management Fee	rr_ManagementFeesOverAssets	0.75%	[2],[3]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Dividend Expense/Stock Loan Fees	rr_Component1OtherExpensesOverAssets	0.01%
Other Expenses of the Fund	rr_Component2OtherExpensesOverAssets	0.22%
Other Expenses of the Subsidiary	rr_Component3OtherExpensesOverAssets		[4]
Other Expenses	rr_OtherExpensesOverAssets	0.23%	[4]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[5]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.99%	[5]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)	[2],[3]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.91%	[2],[3]
1 Year	rr_ExpenseExampleYear01	$ 644
3 Years	rr_ExpenseExampleYear03	967
5 Years	rr_ExpenseExampleYear05	1,265
10 Years	rr_ExpenseExampleYear10	2,096
1 Year	rr_ExpenseExampleNoRedemptionYear01	194
3 Years	rr_ExpenseExampleNoRedemptionYear03	617
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,065
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,096
BLACKROCK GLOBAL ALLOCATION FUND, INC. | Investor C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[7]
Management Fee	rr_ManagementFeesOverAssets	0.75%	[2],[3]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Dividend Expense/Stock Loan Fees	rr_Component1OtherExpensesOverAssets	0.01%
Other Expenses of the Fund	rr_Component2OtherExpensesOverAssets	0.13%
Other Expenses of the Subsidiary	rr_Component3OtherExpensesOverAssets		[4]
Other Expenses	rr_OtherExpensesOverAssets	0.14%	[4]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[5]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.90%	[5]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)	[2],[3]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.82%	[2],[3]
1 Year	rr_ExpenseExampleYear01	$ 285
3 Years	rr_ExpenseExampleYear03	589
5 Years	rr_ExpenseExampleYear05	1,019
10 Years	rr_ExpenseExampleYear10	2,216
1 Year	rr_ExpenseExampleNoRedemptionYear01	185
3 Years	rr_ExpenseExampleNoRedemptionYear03	589
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,019
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,216
BLACKROCK GLOBAL ALLOCATION FUND, INC. | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fee	rr_ManagementFeesOverAssets	0.75%	[2],[3]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Dividend Expense/Stock Loan Fees	rr_Component1OtherExpensesOverAssets	0.01%
Other Expenses of the Fund	rr_Component2OtherExpensesOverAssets	0.12%
Other Expenses of the Subsidiary	rr_Component3OtherExpensesOverAssets		[4]
Other Expenses	rr_OtherExpensesOverAssets	0.13%	[4]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[5]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.89%	[5]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)	[2],[3]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.81%	[2],[3]
1 Year	rr_ExpenseExampleYear01	$ 83
3 Years	rr_ExpenseExampleYear03	276
5 Years	rr_ExpenseExampleYear05	485
10 Years	rr_ExpenseExampleYear10	$ 1,089
BLACKROCK GLOBAL ALLOCATION FUND, INC. | Class R Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fee	rr_ManagementFeesOverAssets	0.75%	[2],[3]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Dividend Expense/Stock Loan Fees	rr_Component1OtherExpensesOverAssets	0.01%
Other Expenses of the Fund	rr_Component2OtherExpensesOverAssets	0.21%
Other Expenses of the Subsidiary	rr_Component3OtherExpensesOverAssets		[4]
Other Expenses	rr_OtherExpensesOverAssets	0.22%	[4]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[5]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.48%	[5]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)	[2],[3]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.40%	[2],[3]
1 Year	rr_ExpenseExampleYear01	$ 143
3 Years	rr_ExpenseExampleYear03	460
5 Years	rr_ExpenseExampleYear05	800
10 Years	rr_ExpenseExampleYear10	$ 1,762

[1]	A contingent deferred sales charge (“CDSC”) of 1.00% is assessed on certain redemptions of Investor A Shares made within 18 months after purchase where no initial sales charge was paid at time of purchase as part of an investment of $1,000,000 or more.
[2]	As described in the “Management of the Fund” section of the Fund’s prospectus beginning on page 47, BlackRock has contractually agreed to waive a portion of its management fee payable by the Fund so that such fee is reduced for average daily net assets at various asset levels through February 28, 2019. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested directors of the Fund or by a vote of a majority of the outstanding voting securities of the Fund.
[3]	As described in the “Management of the Fund” section of the Fund’s prospectus beginning on page 47, BlackRock has contractually agreed to waive the management fee with respect to any portion of the Fund’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by BlackRock or its affiliates that have a contractual management fee, through February 28, 2019. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested directors of the Fund or by a vote of a majority of the outstanding voting securities of the Fund.
[4]	Other Expenses include expenses of the BlackRock Cayman Global Allocation Fund I, Ltd. (the “Subsidiary”) which were less than 0.01% for the Fund’s last fiscal year.
[5]	The Total Annual Fund Operating Expenses do not correlate to the ratios of expenses to average net assets given in the Fund’s most recent annual report which do not include Acquired Fund Fees and Expenses.
[6]	The CDSC is 4.50% if shares are redeemed in less than one year. The CDSC for Investor B Shares decreases for redemptions made in subsequent years. After six years there is no CDSC on Investor B Shares. (See the section “Details About the Share Classes — Investor B Shares” in the Fund’s prospectus for the complete schedule of CDSCs.)
[7]	There is no CDSC on Investor C Shares after one year.